Supplement Dated July 13, 2021
to the following variable annuity contracts

Issued by Union Security Insurance Company Variable Account D:
TD Waterhouse

Issued by Union Security Life Insurance Company of New York Separate Account A:
TD Waterhouse

Issued by Union Security Insurance Company:
TD Waterhouse

Issued by Union Security Life Insurance Company of New York:
TD Waterhouse

This supplement updates certain information in your prospectus for insurance products issued by
Union Security Insurance Company and Union Security Life Insurance Company of New York

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the prospectus.

Effective on or about September 13, 2021, in the table under “The Funds” in your prospectus, the Sub-advisers for the NVIT Emerging Markets Fund are deleted and replaced with NS Partners Ltd and Loomis, Sayles & Company L.P.

This Supplement Should Be Retained With Your Prospectus for Future Reference

HV-7860